UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21695

AXA ENTERPRISE FUNDS TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, N.W.

Washington, D.C. 20006-1600

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: October 31

Date of reporting period: November 1, 2007 – April 30, 2008

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

AXA Enterprise Funds Trust

2008 Certified

Semi-Annual Report

This report is certified under the Sarbanes-Oxley Act of 2002, which requires that public companies, including mutual funds, affirm that the information provided in their annual and semi-annual shareholder reports fully and fairly represents their financial position.

AXA ENTERPRISE FUNDS TRUST

SEMI-ANNUAL REPORT

April 30, 2008

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

Sector Weightings as of 4/30/08	% of Net Assets
Insurance	38.0%
Commercial Banks	27.7
Diversified Financial Services	18.1
Capital Markets	11.8
Thrifts & Mortgage Finance	1.5
Cash and Other	2.9

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period* 11/1/07 - 4/30/08
Class A
Actual	$1,000.00	$834.60	$7.98
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.16	8.77

Class B
Actual	1,000.00	831.50	10.47
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.43	11.51

Class C
Actual	1,000.00	832.00	10.48
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.43	11.51

Class Y
Actual	1,000.00	836.50	5.94
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

*

Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by  182/366 (to reflect the one-half year period).

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

Sector Weightings as of 4/30/08	% of Net Assets
Financials	26.2%
Energy	14.4
Information Technology	11.0
Industrials	10.8
Consumer Discretionary	9.3
Materials	8.9
Utilities	6.4
Health Care	5.2
Telecommunication Services	3.9
Consumer Staples	2.5
Cash and Other	1.4

Total	100.0%

UNDERSTANDING YOUR EXPENSES:

As a shareholder of the Fund, you incur two types of costs: (1)transaction costs, including applicable sales charges and redemption fees; and (2)ongoing costs, including management fees, distribution (12b-1) fees (in the case of Class A, Class B and Class C shares of the Trust), and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period ended April 30, 2008 and held for the entire six-month period.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXAMPLE

	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expenses Paid During Period* 11/1/07 - 4/30/08
Class A
Actual	$1,000.00	$890.30	$8.22
Hypothetical (5% average annual return before expenses)	1,000.00	1,016.16	8.77

Class B
Actual	1,000.00	888.40	10.80
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.43	11.51

Class C
Actual	1,000.00	887.40	10.79
Hypothetical (5% average annual return before expenses)	1,000.00	1,013.43	11.51

Class Y
Actual	1,000.00	892.30	6.12
Hypothetical (5% average annual return before expenses)	1,000.00	1,018.40	6.52

*

Expenses are equal to the Fund’s Class A, Class B, Class C and Class Y shares annualized expense ratios (after any contractual waivers and reimbursements, if applicable) of 1.75%, 2.30%, 2.30% and 1.30%, respectively, multiplied by the average account value over the period, multiplied by  182/366 (to reflect the one-half year period).

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

PORTFOLIO OF INVESTMENTS

April 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Belgium (4.1%)
Fortis	56,900	$1,554,815

Bermuda (3.5%)
ACE Ltd.	10,800	651,132
Catlin Group Ltd.	85,000	663,347

		1,314,479

Canada (6.8%)
Canadian Imperial Bank of Commerce	9,933	731,537
Industrial Alliance Insurance and Financial Services, Inc.	31,900	1,254,651
Sun Life Financial, Inc.	12,145	587,171

		2,573,359

France (10.6%)
BNP Paribas S.A.	18,580	2,009,055
Credit Agricole S.A.	27,259	921,502
Societe Generale	7,430	871,975
Societe Generale N.V.*	1,857	215,151

		4,017,683

Germany (10.9%)
Allianz SE (Registered)	7,900	1,615,082
Deutsche Bank AG (Registered)	12,400	1,490,292
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	5,200	1,008,935

		4,114,309

Italy (0.8%)
Fondiaria-Sai S.p.A. (RNC)	11,400	302,609

Japan (5.1%)
Sumitomo Mitsui Financial Group, Inc.	222	1,910,756

Netherlands (4.7%)
ING Groep N.V. (CVA)	46,270	1,770,807

Norway (2.4%)
DnB NOR ASA	60,300	904,076

Switzerland (4.6%)
Credit Suisse Group (Registered)	31,100	1,731,863

United Kingdom (11.7%)
Aviva plc	121,034	1,514,905
Barclays plc	98,400	893,137
HBOS plc	78,540	734,738
Royal Bank of Scotland Group plc	186,331	1,278,163

		4,420,943

United States (31.9%)
American International Group, Inc.	29,300	1,353,660
Bank of America Corp.	19,586	735,258
Citigroup, Inc.	31,200	788,424
Fannie Mae	8,600	243,380
Fidelity National Financial, Inc., Class A	38,500	615,615
Freddie Mac	13,400	333,794
Genworth Financial, Inc., Class A	43,600	1,005,416
Hartford Financial Services Group, Inc.	12,900	919,383
JPMorgan Chase & Co.	42,000	2,001,300
Merrill Lynch & Co., Inc.	14,100	702,603
MetLife, Inc.	28,400	1,728,140
Morgan Stanley	10,500	510,300
Travelers Cos., Inc.	22,402	1,129,061

		12,066,334

Total Common Stocks (97.1%)
(Cost $32,867,668)		36,682,033

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.5%)
JPMorgan Chase Nassau
1.71%, 5/1/08
(Amortized Cost $576,982)	$576,982	576,982

Total Investments (98.6%)
(Cost/Amortized Cost $33,444,650)		37,259,015
Other Assets Less Liabilities (1.4%)		532,678

Net Assets (100%)		$37,791,693

*	Non-income producing.

Glossary:

CVA — Dutch Certification

RNC — Risparmio Non-Convertible Savings Shares

Investment security transactions for the six months ended April 30, 2008 were as follows:
Cost of Purchases:
Stocks and long-term corporate debt securities	$1,606,247
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$8,638,311

As of April 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$8,053,992
Aggregate gross unrealized depreciation	(4,244,627)

Net unrealized appreciation	$3,809,365

Federal income tax cost of investments	$33,449,650

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS

April 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.3%)
Hotels, Restaurants & Leisure (2.0%)
McDonald’s Corp.	6,200	$369,396

Household Durables (0.2%)
Whirlpool Corp.	400	29,112

Media (2.0%)
Walt Disney Co.	11,600	376,188

Multiline Retail (2.6%)
J.C. Penney Co., Inc.	7,100	301,750
Target Corp.	3,500	185,955

		487,705

Specialty Retail (2.5%)
Home Depot, Inc.	7,900	227,520
Pacific Sunwear of California, Inc.*	17,400	233,334

		460,854

Total Consumer Discretionary		1,723,255

Consumer Staples (2.5%)
Food & Staples Retailing (0.9%)
Safeway, Inc.	5,500	173,800

Food Products (1.6%)
Del Monte Foods Co.	22,100	199,342
General Mills, Inc.	1,500	90,600

		289,942

Total Consumer Staples		463,742

Energy (14.4%)
Energy Equipment & Services (1.2%)
Transocean, Inc.*	1,493	220,158

Oil, Gas & Consumable Fuels (13.2%)
Anadarko Petroleum Corp.	4,200	279,552
Apache Corp.	3,000	404,040
BP plc (ADR)	5,900	429,461
ConocoPhillips	7,500	646,125
Devon Energy Corp.	6,000	680,400

		2,439,578

Total Energy		2,659,736

Financials (26.2%)
Commercial Banks (2.6%)
U.S. Bancorp	9,100	308,399
Wachovia Corp.	5,500	160,325

		468,724

Diversified Financial Services (7.7%)
Bank of America Corp.	18,000	675,720
Citigroup, Inc.	17,800	449,806
JPMorgan Chase & Co.	6,200	295,430

		1,420,956

Insurance (14.7%)
ACE Ltd.	4,200	253,218
Allstate Corp.	6,300	317,268
American International Group, Inc.	5,900	272,580
Aon Corp.	6,700	304,113
Axis Capital Holdings Ltd.	8,700	295,017
Chubb Corp.	5,800	307,226
Hartford Financial Services Group, Inc.	3,900	277,953
MetLife, Inc.	5,300	322,505
Nationwide Financial Services, Inc.	800	40,096
Travelers Cos., Inc.	6,500	327,600

		2,717,576

Thrifts & Mortgage Finance (1.2%)
Fannie Mae	4,600	130,180
Washington Mutual, Inc.	7,400	90,946

		221,126

Total Financials		4,828,382

Health Care (5.2%)
Biotechnology (0.6%)
Amgen, Inc.*	2,500	104,675

Health Care Equipment & Supplies (0.9%)
Boston Scientific Corp.*	12,600	167,958

Health Care Providers & Services (2.9%)
CIGNA Corp.	8,600	367,306
UnitedHealth Group, Inc.	5,100	166,413

		533,719

Pharmaceuticals (0.8%)
Bristol-Myers Squibb Co.	6,700	147,199

Total Health Care		953,551

Industrials (10.8%)
Airlines (1.5%)
Southwest Airlines Co.	20,900	276,716

Commercial Services & Supplies (1.6%)
Pitney Bowes, Inc.	8,000	288,880

Electrical Equipment (1.2%)
Cooper Industries Ltd., Class A	5,100	216,189

Industrial Conglomerates (1.5%)
3M Co.	3,500	269,150

Machinery (1.9%)
Deere & Co.	4,200	353,094

Road & Rail (3.1%)
Burlington Northern Santa Fe Corp.	4,500	461,475
CSX Corp.	1,900	119,605

		581,080

Total Industrials		1,985,109

Information Technology (11.0%)
Communications Equipment (1.4%)
Nokia Oyj (ADR)	8,800	264,616

Computers & Peripherals (7.6%)
Electronics for Imaging, Inc.*	12,400	178,808
Hewlett-Packard Co.	7,900	366,165
International Business Machines Corp.	7,100	856,970

		1,401,943

Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	10,600	235,956

Software (0.7%)
CA, Inc.	6,200	137,268

Total Information Technology		2,039,783

Materials (8.9%)
Chemicals (7.2%)
Air Products & Chemicals, Inc.	4,700	462,621
Huntsman Corp.	15,300	344,097
PolyOne Corp.*	32,700	241,326
Praxair, Inc.	3,100	283,061

		1,331,105

Containers & Packaging (0.4%)
Temple-Inland, Inc.	6,500	75,855

Paper & Forest Products (1.3%)
MeadWestvaco Corp.	9,000	236,700

Total Materials		1,643,660

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

PORTFOLIO OF INVESTMENTS (Concluded)

April 30, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Telecommunication Services (3.9%)
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	9,000	$348,390
BCE, Inc.	1,639	59,790
Verizon Communications, Inc.	8,200	315,536

Total Telecommunication Services		723,716

Utilities (6.4%)
Electric Utilities (2.4%)
IDACORP, Inc.	13,400	434,696

Independent Power Producers & Energy Traders (1.4%)
Reliant Energy, Inc.*	10,000	257,400

Multi-Utilities (2.6%)
OGE Energy Corp.	14,900	487,081

Total Utilities		1,179,177

Total Common Stocks (98.6%)
(Cost $17,783,140)		18,200,111

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.3%)
JPMorgan Chase Nassau
1.71%, 5/1/08
(Amortized Cost $238,513)	$238,513	238,513

Total Investments (99.9%)
(Cost/Amortized Cost $18,021,653)		18,438,624
Other Assets Less Liabilities (0.1%)		13,718

Net Assets (100%)		$18,452,342

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investment security transactions for the six months ended April 30, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$822,798
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,817,698

As of April 30, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,646,223
Aggregate gross unrealized depreciation	(2,229,252)

Net unrealized appreciation	$416,971

Federal income tax cost of investments	$18,021,653

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $33,444,650)	$37,259,015
Foreign cash (Cost $163,713)	166,716
Dividends, interest and other receivables	502,528
Receivable for Fund shares sold	132,923
Receivable from investment manager	7,534
Other assets	18,017

Total assets	38,086,733

LIABILITIES
Payable for Fund shares redeemed	173,203
Distribution fees payable	3,143
Accrued expenses	118,694

Total liabilities	295,040

NET ASSETS	$37,791,693

Net assets were comprised of:
Paid in capital	$32,932,113
Accumulated undistributed net investment income	262,954
Accumulated undistributed net realized gain	740,518
Unrealized appreciation on investments and foreign currency translations	3,856,108

Net assets	$37,791,693

Class A
Net asset value and redemption price per share, $16,860,102 / 2,378,209 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.09
Maximum sales charge (4.75% of offering price)	0.35

Maximum offering price to public	$7.44

Class B
Net asset value and offering price per share, $7,243,121 / 1,034,474 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.00

Class C
Net asset value and offering price per share, $4,343,451 / 622,044 shares outstanding (unlimited amount authorized: $0.001 par value)	$6.98

Class Y
Net asset value, offering and redemption price per share, $9,345,019 / 1,314,065 shares outstanding (unlimited amount authorized: $0.001 par value)	$7.11

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends (net of $47,190 foreign withholding tax)	$616,661
Interest	2,518
Securities lending (net)	28

Total income	619,207

EXPENSES
Investment management fees	162,888
Transfer agent fees	135,006
Professional fees	54,201
Printing and mailing expenses	19,537
Custodian fees	15,432
Administrative fees	10,794
Trustees’ fees	1,310
Distribution fees - Class A	38,673
Distribution fees - Class B	41,658
Distribution fees - Class C	20,619
Miscellaneous	45,503

Gross expenses	545,621
Less: Waiver from investment advisor	(173,682)
Reimbursement from investment manager	(16,009)

Net expenses	355,930

NET INVESTMENT INCOME	263,277

REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss) on:
Securities	746,808
Foreign currency transactions	(650)

Net realized gain	746,158

Change in unrealized appreciation (depreciation) on:
Securities	(9,436,066)
Foreign currency translations	11,740

Net change in unrealized depreciation	(9,424,326)

NET REALIZED AND UNREALIZED LOSS	(8,678,168)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,414,891)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$263,277	$731,935
Net realized gain on investments and foreign currency transactions	746,158	3,318,886
Net change in unrealized depreciation on investments and foreign currency translations	(9,424,326)	(2,511,302)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,414,891)	1,539,519

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(339,875)	(174,277)
Class B	(118,584)	(25,566)
Class C	(58,361)	(10,204)
Class Y	(252,421)	(175,828)

	(769,241)	(385,875)

Distributions from net realized capital gains
Class A	(1,393,466)	(1,294,016)
Class B	(711,733)	(844,471)
Class C	(351,968)	(337,046)
Class Y	(822,413)	(789,947)

	(3,279,580)	(3,265,480)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(4,048,821)	(3,651,355)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 454,968 and 1,365,865 shares, respectively ]	3,273,936	13,040,057
Capital shares issued in reinvestment of dividends and distributions [ 220,029 and 145,396 shares, respectively ]	1,619,416	1,371,103
Capital shares redeemed [ (735,798) and (1,533,679) shares, respectively ]	(5,585,907)	(14,575,899)

Total Class A transactions	(692,555)	(164,739)

Class B
Capital shares sold [ 50,181 and 559,669 shares, respectively ]	370,580	5,324,444
Capital shares issued in reinvestment of dividends and distributions [ 108,092 and 88,855 shares, respectively ]	786,939	829,959
Capital shares redeemed [ (354,828) and (1,050,734) shares, respectively ]	(2,591,742)	(9,894,229)

Total Class B transactions	(1,434,223)	(3,739,826)

Class C
Capital shares sold [ 165,765 and 381,627 shares, respectively ]	1,179,284	3,605,575
Capital shares issued in reinvestment of dividends and distributions [ 37,400 and 26,915 shares, respectively ]	271,526	250,850
Capital shares redeemed [ (198,203) and (405,165) shares, respectively ]	(1,484,376)	(3,766,500)

Total Class C transactions	(33,566)	89,925

Class Y
Capital shares sold [ 11,641 and 67,349 shares, respectively ]	90,616	653,353
Capital shares issued in reinvestment of dividends and distributions [ 2,807 and 11,298 shares, respectively ]	20,686	106,779
Capital shares redeemed [ (19,584) and (237,159) shares, respectively ]	(148,094)	(2,257,027)

Total Class Y transactions	(36,792)	(1,496,895)

NET DECREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,197,136)	(5,311,535)

TOTAL DECREASE IN NET ASSETS	(14,660,848)	(7,423,371)
NET ASSETS:
Beginning of period	52,452,541	59,875,912

End of period (a)	$37,791,693	$52,452,541

(a) Includes accumulated undistributed net investment income of	$262,954	$768,918

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF ASSETS AND LIABILITIES

April 30, 2008 (Unaudited)

ASSETS
Investments at value (Cost $18,021,653)	$18,438,624
Foreign cash (Cost $91)	95
Receivable for Fund shares sold	94,647
Receivable for securities sold	94,457
Dividends, interest and other receivables	44,277
Receivable from investment manager	11,419
Other assets	19,540

Total assets	18,703,059

LIABILITIES
Payable for securities purchased	112,396
Payable to Fund shares redeemed	51,498
Distribution fees payable	2,081
Accrued expenses	84,742

Total liabilities	250,717

NET ASSETS	$18,452,342

Net assets were comprised of:
Paid in capital	$18,466,733
Accumulated undistributed net investment income	14,715
Accumulated net realized loss	(450,893)
Unrealized appreciation on investments and foreign currency translations	421,787

Net assets	$18,452,342

Class A
Net asset value, offering and redemption price per share, $7,721,038 / 834,391 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.25
Maximum sales charge (4.75% of offering price)	0.46

Maximum offering price to public	$9.71

Class B
Net asset value and offering price per share, $2,923,502 / 327,455 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.93

Class C
Net asset value and offering price per share, $6,191,717 / 693,923 shares outstanding (unlimited amount authorized: $0.001 par value)	$8.92

Class Y
Net asset value, offering and redemption price per share, $1,616,085 / 170,086 shares outstanding (unlimited amount authorized: $0.001 par value)	$9.50

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2008 (Unaudited)

INVESTMENT INCOME
Dividends	$302,262
Interest	868
Securities lending (net)	290

Total income	303,420

EXPENSES
Investment management fees	87,372
Transfer agent fees	80,791
Professional fees	38,970
Registration and filing fees	14,483
Printing and mailing expenses	10,299
Administrative fees	5,461
Custodian fees	3,979
Trustees’ fees	680
Distribution fees - Class A	19,233
Distribution fees - Class B	16,478
Distribution fees - Class C	32,118
Miscellaneous	24,563

Gross expenses	334,427
Less: Waiver from investment advisor	(92,833)
Reimbursement from investment manager	(44,748)
Fees paid indirectly	(2,534)

Net expenses	194,312

NET INVESTMENT INCOME	109,108

REALIZED AND UNREALIZED GAIN (LOSS)
Realized loss on:
Securities	(409,866)
Foreign currency transactions	(75)

Net realized loss	(409,941)

Change in unrealized appreciation (depreciation) on:
Securities	(2,331,309)
Foreign currency translations	1,888

Net change in unrealized depreciation	(2,329,421)

NET REALIZED AND UNREALIZED LOSS	(2,739,362)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,630,254)

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

ENTERPRISE SOCIALLY RESPONSIBLE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$109,108	$48,482
Net realized gain (loss) on investments and foreign currency transactions	(409,941)	799,984
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(2,329,421)	1,726,755

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,630,254)	2,575,221

DIVIDENDS AND DISTRIBUTIONS:
Dividends from net investment income
Class A	(73,889)	(76,854)
Class B	(8,126)	(5,664)
Class C	(15,442)	(8,679)
Class Y	(19,991)	(9,928)

	(117,448)	(101,125)

Distributions from net realized capital gains
Class A	(344,724)	(2,081,305)
Class B	(136,786)	(740,578)
Class C	(259,939)	(1,134,957)
Class Y	(57,246)	(159,854)

	(798,695)	(4,116,694)

TOTAL DIVIDENDS AND DISTRIBUTIONS	(916,143)	(4,217,819)

CAPITAL SHARES TRANSACTIONS:
Class A
Capital shares sold [ 85,019 and 404,366 shares, respectively ]	811,067	4,326,042
Capital shares issued in reinvestment of dividends and distributions [ 33,822 and 159,905 shares, respectively ]	325,377	1,621,400
Capital shares redeemed [ (342,558) and (356,871) shares, respectively ]	(3,319,340)	(3,825,355)

Total Class A transactions	(2,182,896)	2,122,087

Class B
Capital shares sold [ 16,926 and 131,218 shares, respectively ]	153,996	1,371,866
Capital shares issued in reinvestment of dividends and distributions [ 11,740 and 58,440 shares, respectively ]	109,178	573,892
Capital shares redeemed [ (73,136) and (133,378) shares, respectively ]	(654,445)	(1,409,027)

Total Class B transactions	(391,271)	536,731

Class C
Capital shares sold [ 100,448 and 308,058 shares, respectively ]	899,606	3,153,261
Capital shares issued in reinvestment of dividends and distributions [ 15,119 and 63,676 shares, respectively ]	140,609	624,674
Capital shares redeemed [ (143,004) and (128,823) shares, respectively ]	(1,302,710)	(1,360,750)

Total Class C transactions	(262,495)	2,417,185

Class Y
Capital shares sold [ 91,326 and 108,917 shares, respectively ]	861,484	1,172,917
Capital shares issued in reinvestment of dividends and distributions [ 1,717 and 4,934 shares, respectively ]	16,943	51,275
Capital shares redeemed [ (69,732) and (33,628) shares, respectively ]	(654,971)	(369,559)

Total Class Y transactions	223,456	854,633

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,613,206)	5,930,636

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,159,603)	4,288,038
NET ASSETS:
Beginning of period	24,611,945	20,323,907

End of period (a)	$18,452,342	$24,611,945

(a) Includes accumulated undistributed net investment income of	$14,715	$23,055

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended April 30, 2008(c) (Unaudited)						Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)
			Year Ended October 31,
Class A			2007(c)		2006(c)	2005(c)(d)
Net asset value, beginning of period	$9.39		$9.71		$8.21	$7.64	$6.97		$5.11

Income (loss) from investment operations:
Net investment income	0.05		0.13		0.07	0.06	0.07		0.07
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.58)		0.15		2.06	0.97	0.60		1.88

Total from investment operations	(1.53)		0.28		2.13	1.03	0.67		1.95

Less distributions:
Dividends from net investment income	(0.15)		(0.07)		(0.12)	(0.20)	—		(0.07)
Distributions from realized gains	(0.62)		(0.53)		(0.51)	(0.26)	—		(0.02)

Total dividends and distributions	(0.77)		(0.60)		(0.63)	(0.46)	—		(0.09)

Redemption fees	—		—	#	— #	— #	—	#	— #

Net asset value, end of period	$7.09		$9.39		$9.71	$8.21	$7.64		$6.97

Total return (b)†	(16.54)%		2.83%		27.17%	13.80%	9.61%		38.21%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$16,860		$22,902		$23,912	$13,802	$12,943		$11,152
Ratio of expenses to average net assets:
After waivers (a)	1.75%		1.75%		1.75%	1.75%	1.75%		1.75%
After waivers and fees paid indirectly (a)	1.75%		1.75%		1.74%	1.74%	N/A		N/A
Before waivers and fees paid indirectly (a)	2.72%		2.09%		1.88%	2.20%	1.92%		1.96%
Ratio of net investment income to average net assets:
After waivers (a)	1.42%		1.34%		0.83%	0.76%	1.20%		1.32%
After waivers and fees paid indirectly (a)	1.42%		1.34%		0.83%	0.77%	N/A		N/A
Before waivers and fees paid indirectly (a)	0.45%		1.00%		0.69%	0.31%	1.03%		1.11%
Portfolio turnover rate (e)	4%		14%		19%	25%	25%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04		$0.03		$0.01	$0.03	*	*	* *

	Six Months Ended April 30, 2008(c) (Unaudited)						Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)
			Year Ended October 31,
Class B			2007(c)		2006(c)	2005(c)(d)
Net asset value, beginning of period	$9.26		$9.59		$8.11	$7.55	$6.92		$5.08

Income (loss) from investment operations:
Net investment income	0.03		0.07		0.03	0.02	0.04		0.04
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.57)		0.15		2.03	0.96	0.59		1.86

Total from investment operations	(1.54)		0.22		2.06	0.98	0.63		1.90

Less distributions:
Dividends from net investment income	(0.10)		(0.02)		(0.07)	(0.16)	—		(0.04)
Distributions from realized gains	(0.62)		(0.53)		(0.51)	(0.26)	—		(0.02)

Total dividends and distributions	(0.72)		(0.55)		(0.58)	(0.42)	—		(0.06)

Redemption fees	—		—	#	—	—	—	#	— #

Net asset value, end of period	$7.00		$9.26		$9.59	$8.11	$7.55		$6.92

Total return (b)†	(16.85)%		2.15%		26.50%	13.15%	9.10%		37.41%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,243		$11,396		$15,657	$12,294	$10,878		$10,264
Ratio of expenses to average net assets:
After waivers (a)	2.30%		2.30%		2.30%	2.30%	2.30%		2.30%
After waivers and fees paid indirectly (a)	2.30%		2.30%		2.29%	2.29%	N/A		N/A
Before waivers and fees paid indirectly (a)	3.27	%(d)	2.64	%(d)	2.43%	2.75%	2.47	%(d)	2.51%
Ratio of net investment income to average net assets:
After waivers (a)	0.79%		0.75%		0.34%	0.21%	0.65	%(d)	0.77%
After waivers and fees paid indirectly (a)	0.79%		0.75%		0.34%	0.22%	N/A		N/A
Before waivers and fees paid indirectly (a)	(0.17)%		0.43%		0.20%	(0.24)%	0.48	%(d)	0.56%
Portfolio turnover rate (e)	4%		14%		19%	25%	25%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03		$0.03		$0.01	$0.03	*	*	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE GLOBAL FINANCIAL SERVICES FUND

FINANCIAL HIGHLIGHTS — (Continued)

	Six Months Ended April 30, 2008(c) (Unaudited)					Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)
		Year Ended October 31,
Class C		2007(c)		2006(c)	2005(c)(d)
Net asset value, beginning of period	$9.23	$9.56		$8.09	$7.53	$6.90		$5.07

Income (loss) from investment operations:
Net investment income	0.03	0.08		0.03	0.02	0.04		0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.56)	0.14		2.02	0.96	0.59		1.85

Total from investment operations	(1.53)	0.22		2.05	0.98	0.63		1.90

Less distributions:
Dividends from net investment income	(0.10)	(0.02)		(0.07)	(0.16)	—		(0.05)
Distributions from realized gains	(0.62)	(0.53)		(0.51)	(0.26)	—		(0.02)

Total dividends and distributions	(0.72)	(0.55)		(0.58)	(0.42)	—		(0.07)

Redemption fees	—	—		— #	—	—	#	— #

Net asset value, end of period	$6.98	$9.23		$9.56	$8.09	$7.53		$6.90

Total return (b)†	(16.80)%	2.15%		26.44%	13.19%	9.13%		37.48%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$4,343	$5,696		$5,867	$3,964	$3,548		$2,980
Ratio of expenses to average net assets:
After waivers (a)	2.30%	2.30%		2.30%	2.30%	2.30%		2.30%
After waivers and fees paid indirectly (a)	2.30%	2.30%		2.29%	2.29%	N/A		N/A
Before waivers and fees paid indirectly (a)	3.27%	2.64%		2.43%	2.75%	2.47%		2.49%
Ratio of net investment income to average net assets:
After waivers (a)	0.89%	0.82%		0.34%	0.21%	0.65	%(d)	0.65%
After waivers and fees paid indirectly (a)	0.89%	0.82%		0.34%	0.22%	N/A		N/A
Before waivers and fees paid indirectly (a)	(0.08)%	0.48%		0.20%	(0.24)%	0.48	%(d)	0.46%
Portfolio turnover rate (e)	4%	14%		19%	25%	25%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.03	$0.03		$0.01	$0.03	*	*	* *

	Six Months Ended April 31, 2008(c) (Unaudited)					Ten Months Ended, October 31, 2004(c)		Year Ended December 31 2003(c)
		Year Ended October 31,
Class Y		2007(c)		2006(c)	2005(c)(d)
Net asset value, beginning of period	$9.44	$9.77		$8.26	$7.69	$6.98		$5.12

Income (loss) from investment operations:
Net investment income	0.07	0.16		0.12	0.10	0.10		0.10
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.59)	0.16		2.06	0.97	0.61		1.87

Total from investment operations	(1.52)	0.32		2.18	1.07	0.71		1.97

Less distributions:
Dividends from net investment income	(0.19)	(0.12)		(0.16)	(0.24)	—		(0.09)
Distributions from realized gains	(0.62)	(0.53)		(0.51)	(0.26)	—		(0.02)

Total dividends and distributions	(0.81)	(0.65)		(0.67)	(0.50)	—		(0.11)

Redemption fees	—	—		—	—	—	#	— #

Net asset value, end of period	$7.11	$9.44		$9.77	$8.26	$7.69		$6.98

Total return (b)	(16.35)%	3.19%		27.75%	14.27%	10.17%		38.67%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$9,345	$12,458		$14,440	$9,974	$8,737		$7,941
Ratio of expenses to average net assets
After waivers (a)	1.30%	1.30%		1.30%	1.30%	1.30%		1.30%
After waivers and fees paid indirectly (a)	1.30%	1.30%		1.29%	1.29%	N/A		N/A
Before waivers and fees paid indirectly (a)	2.27%	1.64	%(d)	1.43%	1.75%	1.47	%(d)	1.51%
Ratio of net investment income to average net assets:
After waivers (a)	1.88%	1.72%		1.31%	1.21%	1.65%		1.78%
After waivers and fees paid indirectly (a)	1.88%	1.72%		1.32%	1.22%	N/A		N/A
Before waivers and fees paid indirectly (a)	0.90%	1.39%		1.18%	0.76%	1.48%		1.57%
Portfolio turnover rate (e)	4%	14%		19%	25%	25%		87%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.04	$0.03		$0.01	$0.04	*	*	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class A	Six Months Ended April 30, 2008(c) (Unaudited)	Year Ended October 31,			Ten Months Ended October 31, 2004(c)	Year Ended December 31, 2003(c)
		2007(c)	2006(c)	2005 (c)(d)
Net asset value, beginning of period	$10.88	$12.04	$10.03	$9.24	$8.96	$7.09

Income (loss) from investment operations:
Net investment income	0.06	0.05	0.05	0.02	0.03	0.01
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.24)	1.25	1.96	0.79	0.25	1.86

Total from investment operations	(1.18)	1.30	2.01	0.81	0.28	1.87

Less distributions:
Dividends from net investment income	(0.08)	(0.09)	—	(0.02)	—	—
Distributions from realized gains	(0.37)	(2.37)	—	— #	—	—

Total dividends and distributions	(0.45)	(2.46)	—	(0.02)	—	—

Redemption fees	— #	— #	— #	— #	— #	—

Net asset value, end of period	$9.25	$10.88	$12.04	$10.03	$9.24	$8.96

Total return (b)†	(10.97)%	12.24%	20.04%	8.79%	3.13%	26.38%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$7,721	$11,511	$10,241	$6,888	$5,554	$3,640
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
After waivers, reimbursements and fees paid indirectly (a)	1.72%	1.72%	1.56%	1.74%	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	3.11%	2.49%	2.26%	2.75%	2.53%	3.28%
Ratio of net investment income to average net assets:
After waivers and reimbursements (a)	1.34%	0.41%	0.27%	0.17%	0.33%	0.08%
After waivers, reimbursements and fees paid indirectly (a)	1.36%	0.44%	0.47%	0.18%	N/A	N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.03)%	(0.33)%	(0.23)%	(0.83)%	(0.45)%	(1.45)%
Portfolio turnover rate (e)	4%	17%	154%	45%	32%	39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income	$0.06	$0.08	$0.06	$0.10	* *	* *

Class B	Six Months Ended April 30, 2008(c) (Unaudited)		Year Ended October 31,					Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)
			2007(c)		2006(c)		2005 (c)(d)
Net asset value, beginning of period	$10.48		$11.67		$9.77		$9.03	$8.80		$7.00

Income (loss) from investment operations:
Net investment income (loss)	0.04		(0.01)		(0.01)		(0.04)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.20)		1.21		1.91		0.78	0.24		1.84

Total from investment operations	(1.16)		1.20		1.90		0.74	0.23		1.80

Less distributions:
Dividends from net investment income	(0.02)		(0.02)		—		—	—		—
Distributions from realized gains	(0.37)		(2.37)		—		—	—		—

Total dividends and distributions	(0.39)		(2.39)		—		—	—		—

Redemption fees	—		—		—		—	—	#	—

Net asset value, end of period	$8.93		$10.48		$11.67		$9.77	$9.03		$8.80

Total return (b)†	(11.16)%		11.61%		19.33%		8.31%	2.61%		25.71%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$2,924		$3,900		$3,683		$3,020	$2,521		$1,903
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%		2.30%		2.30%		2.30%	2.30%		2.30%
After waivers, reimbursements and fees paid indirectly (a)	2.27%		2.27%		2.11	%(d)	2.29%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	3.66	%(d)	3.04	%(d)	2.81	%(d)	3.30%	3.08	%(d)	3.83%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	0.77%		(0.14)%		(0.29)%		(0.38)%	(0.22	)%(d)	(0.48)%
After waivers, reimbursements and fees paid indirectly (a)	0.79%		(0.11)%		(0.09)%		(0.37)%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.62)%		(0.87)%		(0.78)%		(1.38)%	(1.00	)%(d)	(2.01)%
Portfolio turnover rate (e)	4%		17%		154%		45%	32%		39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.06		$0.08		$0.05		$0.10	*	*	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

AXA ENTERPRISE SOCIALLY RESPONSIBLE FUND

FINANCIAL HIGHLIGHTS — (Continued)

Class C	Six Months Ended April 30, 2008(c) (Unaudited)		Year Ended October 31,				Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)
			2007(c)		2006(c)	2005(c)(d)
Net asset value, beginning of period	$10.48		$11.66		$9.77	$9.03	$8.79		$6.99

Income (loss) from investment operations:
Net investment income (loss)	0.03		(0.01)		(0.01)	(0.04)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.20)		1.22		1.90	0.78	0.25		1.84

Total from investment operations	(1.17)		1.21		1.89	0.74	0.24		1.80

Less distributions:
Dividends from net investment income	(0.02)		(0.02)		—	—	—		—
Distributions from realized gains	(0.37)		(2.37)		—	—	—		—

Total dividends and distributions	(0.39)		(2.39)		—	—	—		—

Redemption fees	—		—		—	—	—	#	—

Net asset value, end of period	$8.92		$10.48		$11.66	$9.77	$9.03		$8.79

Total return (b)†	(11.26)%		11.73%		19.34%	8.19%	2.73%		25.75%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$6,192		$7,558		$5,580	$3,598	$2,200		$1,439
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	2.30%		2.30%		2.30%	2.30%	2.30%		2.30%
After waivers, reimbursements and fees paid indirectly (a)	2.27%		2.27%		2.11%	2.29%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	3.66	%(d)	3.04	%(d)	2.81%	3.30%	3.08%		3.80%
Ratio of net investment loss to average net assets:
After waivers and reimbursements (a)	0.74%		(0.15)%		(0.27)%	(0.38)%	(0.22	)%(d)	(0.51)%
After waivers, reimbursements and fees paid indirectly (a)	0.76%		(0.13)%		(0.08)%	(0.37)%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	(0.66)%		(0.91)%		(0.78)%	(1.38)%	(1.00	)%(d)	(2.01)%
Portfolio turnover rate (e)	4%		17%		154%	45%	32%		39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.06		$0.08		$0.06	$0.10	*	*	* *

Class Y	Six Months Ended April 30, 2008(c) (Unaudited)		Year Ended October 31,					Ten Months Ended October 31, 2004(c)		Year Ended December 31, 2003(c)
			2007(c)		2006(c)		2005(c)(d)
Net asset value, beginning of period	$11.19		$12.32		$10.22		$9.42	$9.10		$7.17

Income (loss) from investment operations:
Net investment income (loss)	0.08		0.09		0.11		0.06	0.03		(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	(1.27)		1.30		1.99		0.81	0.29		1.97

Total from investment operations	(1.19)		1.39		2.10		0.87	0.32		1.93

Less distributions:
Dividends from net investment income	(0.13)		(0.15)		—		(0.07)	—		—
Distributions from realized gains	(0.37)		(2.37)		—		—	—		—

Total dividends and distributions	(0.50)		(2.52)		—		(0.07)	—		—

Redemption fees	—		—		—		—	—	#	—

Net asset value, end of period	$9.50		$11.19		$12.32		$10.22	$9.42		$9.10

Total return (b)	(10.77)%		12.80%		20.55%		9.22%	3.52%		26.92%

Ratios/Supplemental Data:
Net assets, end of period (000’s)	$1,616		$1,643		$820		$4,994	$1,917		$225
Ratio of expenses to average net assets:
After waivers and reimbursements (a)	1.30%		1.30%		1.30%		1.30%	1.30%		1.30%
After waivers, reimbursements and fees paid indirectly (a)	1.27	%(d)	1.27%		1.11	%(d)	1.29%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	2.66	%(d)	2.04	%(d)	1.81	%(d)	2.30%	2.08	%(d)	2.80%
Ratio of net investment income (loss) to average net assets:
After waivers and reimbursements (a)	1.66%		0.83%		0.64%		0.62%	0.78	%(d)	0.50%
After waivers, reimbursements and fees paid indirectly (a)	1.68%		0.85%		1.02%		0.63%	N/A		N/A
Before waivers, reimbursements and fees paid indirectly (a)	0.20%		0.04%		0.32%		(0.38)%	0.00	%@(d)	(1.00)%
Portfolio turnover rate (e)	4%		17%		154%		45%	32%		39%
Effect of contractual expense limitation during the period:
Per share benefit to net investment income (loss)	$0.07		$0.09		$0.04		$0.10	*	*	* *

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

FINANCIAL HIGHLIGHTS — (Concluded)

**	Prior to the year ended October 31, 2005, these ratios and per share amounts were not provided.
#	Per share amount is less than $0.005.
@	Ratio amount is less than 0.005%
†	The total returns for Class A, Class B and Class C do not include sales charges.
(a)	Ratios for periods less than one year are annualized.
(b)	Total return for periods less than one year are not annualized.
(c)	Net investment income and capital changes per share are based on daily average shares outstanding.
(d)	Reflects overall fund ratios adjusted for class specific expenses.
(e)	Portfolio turnover rate for periods less than one year are not annualized.

See Notes to Financial Statements.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2008 (Unaudited)

Note 1 Organization and Significant Accounting Policies

AXA Enterprise Funds Trust (“Trust”) is a Delaware trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company with two Funds (each a “Fund” and together the “Funds”). The investment manager to each Fund is Enterprise Capital Management, Inc. (“ECM” or the “Manager”). The day-to-day portfolio management of each Fund is provided by an investment sub-adviser (each an “Adviser”) selected by the Manager.

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this involves future claims that may be made against the Trust. However, based on experience, the Trust and management expect that risk of loss to be remote.

During the reporting period, each Fund had four classes of shares outstanding: Class A, Class B, Class C and Class Y. There are an unlimited number of shares with a par value of $0.001 authorized. Under the Trust’s multiple class distribution system, all classes of shares have identical voting, dividend, liquidation and other rights, other than the payment of distribution fees under the Distribution Plan.

The investment objectives of each Fund are as follows:

AXA Enterprise Global Financial Services Fund (advised by AllianceBernstein L.P.) — Capital appreciation.

AXA Enterprise Socially Responsible Fund (advised by Brandywine Global Investment Management, LLC ) — Total return.

The following is a summary of the significant accounting policies of the Trust:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Valuation:

Stocks listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted stocks are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depository Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Fund when the Trust’s Manager deems that the particular event or circumstance would materially affect such Fund’s net asset value.

Distributions of capital gains, if any, from each of the Funds, are made at least annually. Dividends from net investment income, if any, for all Funds are declared and paid at least annually. Income distributions are paid out at the class level, whereas capital gains are paid out at the Fund level.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and accretion of discount) on debt securities using the effective yield method is accrued daily. The Trust records gains and losses realized on prepayments received on mortgage-backed securities in interest income.

Realized gains and losses on the sale of investments are computed on the basis of the specific identification method of the investments sold. Unrealized appreciation (depreciation) on investments and foreign currency denominated assets and liabilities is presented net of deferred taxes on unrealized gains in the Statement of Assets and Liabilities.

Expenses attributable to a single Fund or class are charged to that Fund or class. Expenses of the Trust not attributable to a single Fund or class are charged to each Fund or class in proportion to the average net assets of each Fund or other appropriate allocation methods. Custodian fees for the Funds are shown gross of expense offsets, if any, for custodian balance credits on uninvested cash or for credits earned by the Funds under certain directed brokerage arrangements. The Funds may direct certain security trades to brokers who may pay a portion of the commissions for those trades to offset certain expenses of the Funds. These amounts, if any, are reported in the statements of operations.

All income earned and expenses incurred by each Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the daily net assets of such class, except for distribution fees which are charged on a class specific basis.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at current exchange rates at the following dates:

(i)	market value of investment securities, other assets and liabilities—at the valuation date;

(ii)	purchases and sales of investment securities, income and expenses—at the date of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, security payables/receivables, forward foreign currency exchange contracts and foreign cash recorded on the Fund’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions and foreign currency translations in the realized and unrealized gains and losses section, respectively, of the Statements of Operations. Net realized gains

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

(losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of amounts actually received or paid.

Taxes:

The Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended (“Code”), applicable to regulated investment companies and to distribute substantially all of its net investment income and net realized capital gains to shareholders of each Fund. Therefore, no federal income tax provision is required. Dividends from net investment income are declared and distributed at least annually for all Funds. Dividends from net realized short-term and long-term capital gains are declared and distributed at least annually to the shareholders of the Funds to which such gains are attributable. All dividends are distributed on a tax basis and, as such, the amounts may differ from financial statement investment income and realized capital gains. Those differences are primarily due to differing book and tax treatments for deferred organization costs, forward foreign currency transactions, losses due to wash sales transactions, mark-to-market of forward contracts, mark-to-market of passive foreign investment companies and straddle transactions. In addition, short-term capital gains and foreign currency gains are treated as capital gains for accounting (book) purposes but are considered ordinary income for tax purposes. The tax composition of distributed and undistributed income and gains for the years ended October 31, 2007 and October 31, 2006, were as follows:

	Year Ended October 31, 2007				Year Ended October 31, 2006
	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains	Distributed Ordinary Income	Distributed Long Term Gains	Accumulated Undistributed Ordinary Income	Accumulated Undistributed Long Term Gains
AXA Enterprise Global Financial Services Fund	$385,875	$3,265,480	$898,045	$3,149,813	$593,177	$2,537,057	$386,657	$3,265,403
AXA Enterprise Socially Responsible Fund	1,174,954	3,042,865	321,116	500,458	—	—	1,150,964	3,042,850

Fees Paid Indirectly:

For all Funds, the Trustees have approved the payment of certain expenses using brokerage service arrangements. These payments are reflected on the Statements of Operations. For the six months ended April 30, 2008, one Fund reduced expenses under this arrangement as follows:

Fund	Amount
AXA Enterprise Global Financial Services Fund	$—
AXA Enterprise Socially Responsible Fund	2,534

Securities Lending:

For all Funds, the Trustees have approved the lending of portfolio securities, through its custodian bank, JPMorgan Chase Bank N.A. (“JPMorgan”), acting as lending agent, to certain approved broker-dealers, in exchange for negotiated lenders’ fees. By lending investment securities, a Fund attempts to increase its net investment income through the receipt of interest on the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Fund. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Fund securities will be continuously secured by collateral in cash or high grade and liquid debt securities at least equal at all times to the market value of the security loaned. The securities loaned are marked to market on a daily basis to ensure the collateral is sufficient. JPMorgan will indemnify each Fund from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

behalf of the Funds and retains a portion of the interest earned. The net amount of interest earned, after the interest rebate, is included in the Statements of Operations as securities lending income. The Funds bear the risk of any loss in market value of the collateral.

Illiquid Securities:

At times, the Funds may hold, up to their SEC or prospectus defined limitations, illiquid securities that they may not be able to sell at their current fair value price. Although it is expected that the fair value represents the current realizable value on disposition of such securities, there is no guarantee that the Funds will be able to do so. In addition, the Funds may incur certain costs related to the disposition of such securities. Any securities the investment manager has deemed to be illiquid have been denoted as such in the Portfolios of Investments.

Repurchase Agreements:

Certain Funds may enter into repurchase agreements with qualified and Manager-approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Fund, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one business day) and price. Each repurchase agreement entered into by a Fund will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A Fund’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Fund could suffer a loss.

Options Written:

Certain Funds may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Fund or to enhance investment performance. Certain Funds may purchase and sell exchange traded options on foreign currencies. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options that expire unexercised are recognized as gains on the expiration date. Premiums received from writing options that are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Fund must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Fund also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Funds, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Funds may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Fund owns an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box,” may be entered into by the Fund to, for example, lock in a sale price for a security the Fund does not wish to sell immediately. The Fund will designate the segregation, either on its records or with the Trust’s

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Fund’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Funds are agreements to buy or sell a financial instrument for a set price in the future. Certain Funds may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Funds’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Should interest rates or indices move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transactions; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. None of the Funds had futures contracts outstanding at April 30, 2008.

Certain Funds may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Fund’s other assets. Where such purchases or sales are made through dealers, a Fund relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Fund of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner; however, during the commitment period, these investments earn no interest or dividends.

Certain Funds may purchase foreign currency on a spot (or cash) basis. In addition, certain Funds may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market.” The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Fund securities (“transaction hedging”) and to protect the value of specific Fund positions (“position hedging”). The Funds are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Funds may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Fund will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two returns. A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trust’s custodian, of cash or other liquid obligations. A Fund will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swaps agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller. None of the Funds had swap contracts outstanding at April 30, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Fund at the contract price, which could be disadvantageous relative to the market price. The Fund bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Fund’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions, there is no daily margin settlement and the Fund is exposed to the risk of default by the counterparty.

Special Valuation/Concentration Risks:

Foreign denominated assets, if any, held by the Funds, may involve risks not typically associated with domestic transactions including, but not limited to, unanticipated movements in exchange rates, the degree of government supervision and regulation of security markets and the possibility of economic instability.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to a Fund, positive or negative, than if such Fund did not concentrate its investments in such sectors.

Certain securities held by the Funds are valued on the basis of a price provided by a single market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were sold.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

Note 2 Management of the Trust

The Funds are charged investment management fees by the Manager for furnishing management services. The management fees are equal to the following annual percentages of average daily net assets for each Fund:

Fund

		Management Fees
	First $1 Billion	Next $1 Billion	Next $3 Billion	Next $5 Billion	Thereafter
AXA Enterprise Global Financial Services Fund	0.830%	0.805%	0.780%	0.755%	0.730%
AXA Enterprise Socially Responsible Fund	0.880%	0.855%	0.830%	0.805%	0.780%

Note 3 Administrative Fees

Pursuant to a Mutual Funds Service Agreement, AXA Equitable Life Insurance Company (“AXA Equitable”) provides the Trust with certain fund accounting and compliance services. For these services, the Trust pays AXA Equitable a fee at an annual rate for each Fund of 0.055% of total average daily net assets.

Pursuant to a sub-administration arrangement with AXA Equitable, J.P. Morgan Investors Services Co. (“Sub-administrator”) provides the Trust with certain administrative services, including monitoring of fund compliance and fund accounting services.

Note 4 Custodian Fees

JPMorgan Chase Bank N.A. (“JPMorgan”), an affiliate of JP Morgan Worldwide Securities Services, serves as custodian of the Funds’ portfolio securities and other assets under a Custody Agreement. The Custody Agreement provides for fees based on the amount of transactions and the asset holdings of the Funds. Under the terms of the Custody Agreement between the Trust and JPMorgan, JPMorgan maintains cash, securities and other assets of the Funds. JPMorgan is also required, upon the order of the Trust, to deliver securities held by JPMorgan, and make payments for securities purchased by the Trust. JPMorgan has also entered into sub-custodian agreements with a number of foreign banks and clearing agencies, pursuant to which portfolio securities purchased outside the U.S. are maintained in the custody of these entities.

Note 5 Transfer Agent Fees

Boston Financial Data Services (“BFDS”) serves as the transfer agent for the Trust. BFDS provides shareholder services for the Trust. Transfer agent fees are based on per account charges, assets and other out of pocket expenses. Additional sub-transfer agent fees may be paid by the Funds to administrators of omnibus accounts, and have been included in transfer agent fees on the statements of operations.

Note 6 Distribution Plan

Enterprise Fund Distributors, Inc., (the “Distributor”) an indirect wholly-owned subsidiary of Enterprise Capital Management (“ECM”), serves as the principal underwriter for shares of the Trust. The Trust has adopted in the manner prescribed under Rule 12b-1 under the 1940 Act a Distributor’s Agreement and Plan of Distribution (the “Plan”). The Plan provides that each Fund pay an annual distribution fee, accrued daily and payable monthly, of 0.45% of its average daily net assets for Class A shares and 1.00% for Class B shares and Class C shares. Class Y shares are not included in the Plan and the Funds pay no distribution fees with respect to those shares.

The Distributor uses its distribution fee from the Trust to pay expenses on behalf of the Trust related to the distribution and servicing of its shares. These expenses include a distribution fee to securities dealers that enter into a sales agreement with the Distributor. For the six months ended April 30, 2008, the Distributor incurred approximate distribution fees of $15,086 payable to AXA Advisors LLC.

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

For the six months ended April 30, 2008, the portions of the sales charges paid to AXA Advisors LLC, a wholly-owned subsidiary of AXA Financial, Inc. and affiliates of AXA Equitable and ECM, were $6,736.

The Distributor received sales charges on each Fund’s Class A shares and the proceeds of contingent deferred sales charges paid by the investor in connection with certain redemptions of each Fund’s Class B and Class C shares. The Distributor has advised the Funds that for the six months ended April 30, 2008, the proceeds retained from sales and redemptions are as follows:

	Class A		Class B	Class C
	Front End sales charge	Contingent deferred sales charge	Contingent deferred sales charge	Contingent deferred sales charge
AXA Enterprise Global Financial Services Fund	$—	$472	$9,815	$10,108
AXA Enterprise Socially Responsible Fund	14	52	2,403	545

Sales loads and contingent deferred sales charges imposed on purchases and redemptions of Fund shares are retained by the Trust’s Distributors and do not represent expenses or income of the Funds.

Note 7 Redemption Fees

The Trust charges a 2% redemption fee on exchanges or redemptions done within one month of a purchase or exchange. These redemption fees are collected and retained by the affected Fund for the benefit of the remaining shareholders and are recorded by the Fund as paid in capital. For the six months ended April 30, 2008, redemption fees charged and collected by the Funds were as follows:

	Class A	Class B	Class C	Class Y
AXA Enterprise Global Financial Services Fund	$—	$—	$—	$—
AXA Enterprise Socially Responsible Fund	474	—	—	—

Note 8 Expense Limitation

Pursuant to a contract, ECM has agreed to make payments or waive its fees to limit the expenses of each Fund through February 28, 2008 (“Expense Limitation Agreement”). ECM may be reimbursed the amount of any such payments and waivers in the future provided that the payments and waivers are reimbursed within three years of the payment or waiver being made and the combination of the Fund’s expense ratio and such reimbursements do not exceed the Fund’s expense ratio cap. ECM may not be reimbursed for any payments or waivers made by the previous manager, AXA Equitable, prior to October 1, 2007. If the actual expense ratio is less than the expense cap and ECM has recouped any eligible previous payments and waivers made, the Fund will be charged such lower expenses. The expenses for each Fund were limited to the following, based on annual average daily net assets:

	Class A	Class B	Class C	Class Y
AXA Enterprise Global Financial Services Fund	1.75%	2.30%	2.30%	1.30%
AXA Enterprise Socially Responsible Fund	1.75%	2.30%	2.30%	1.30%

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Continued)

April 30, 2008 (Unaudited)

During the six months ended April 30, 2008, neither ECM or AXA Equitable received reimbursement from any Fund of the Trust. As of April 30, 2008, under the Expense Limitation Agreement, the amount that would be recoverable from each Fund is as follows:

	Amount Eligible through				Total Eligible for Reimbursement
	2008	2009	2010	2011
AXA Enterprise Global Financial Services Fund	$—	$—	$47,388	$189,691	$237,079
AXA Enterprise Socially Responsible Fund	—	—	31,575	137,581	169,156

Note 9 Transactions with Affiliates

At April 30, 2008, AXA Equitable and its subsidiaries and affiliates held investments in each of the Funds as follows:

Percentage of Ownership
AXA Enterprise Global Financial Services Fund	24.0%
AXA Enterprise Socially Responsible Fund	—

Note 10 New Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio’s financial statement disclosures.

In February 2007, the Financial Accounting Standards Board (the “FASB”) issued Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115.” (“SFAS 159”), which is effective for fiscal years beginning after November 15, 2007. SFAS 159 permits entities to elect to measure certain financial assets and liabilities at fair value. The fair value option may be applied instrument by instrument, is irrevocable and is applied only to entire instruments and not to portions of instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. Management is currently evaluating the impact the adoption of SFAS 159 will have on the Portfolio’s financial statement disclosures.

Note 11 Subsequent Events

On February 22, 2008, MONY Financial Services, Inc. (“MONY Financial”) (the parent company of ECM) and ECM entered into an agreement with Commonwealth Capital Management, LLC (“CCM”) (the “Agreement”) under which CCM would have purchased all of the outstanding shares of ECM (the “Transaction”). In a Proxy Statement dated February 22, 2008, shareholders of the AXA Enterprise Global Financial Services Fund and the AXA Enterprise Socially Responsible Fund (each, a “Fund” and together, the “Funds”) were asked to approve certain proposals in connection with the Transaction. The Transaction was scheduled to close on April 10, 2008. On April 7, 2008, CCM Informed MONY Financial and ECM of its desire to terminate the Agreement and not to proceed with the Transaction. On April 23, 2008, MONY Financial, ECM and CCM terminated the Agreement.

In connection with the termination of the Agreement, the Trust’s Board of Trustees (the “Board”) met to consider various alternatives for the Funds. After consideration of these alternatives, the Board approved a Plan of Liquidation and Termination (the “Plan”) under which each of the Funds will liquidate and terminate. It is expected that the liquidations will take place on or about June 27, 2008 (the “Liquidation Date”). Under the Plan, each Fund will sell its portfolio securities for cash and will convert

AXA ENTERPRISE FUNDS TRUST

NOTES TO FINANCIAL STATEMENTS — (Concluded)

April 30, 2008 (Unaudited)

any other assets to cash or cash equivalents. On the Liquidation Date, each Fund will distribute cash pro rata to all remaining shareholders who have not previously redeemed all of their shares. Once the distribution is complete, each Fund will terminate. In anticipation of the liquidations, the Funds closed to new investments June 6, 2008.

MANAGEMENT OF THE TRUST (UNAUDITED)

The Trust’s Board has the responsibility for the overall management of the Trust and the Funds, including general supervision and review of the investment activities and their conformity with Delaware law and the stated policies of the Funds. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. The Trustees and officers of the Trust, together with information as to their principal business occupation during the last five years, and other information are shown below.

The Trustees and Officers

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Interested Trustee
Steven M. Joenk* 1290 Avenue of the Americas, New York, New York (49)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).	88	None

Independent Trustees
Theodossios Athanassiades c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (69)	Trustee	From January 2005 to present	Retired. 1996, Vice-Chairman, and from 1993 to 1995, President and Chief Operating Officer Metropolitan Life Insurance Company.	66	None

Jettie M. Edwards c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (61)	Trustee	From January 2005 to present	Retired. From 1986 to 2001, Partner and Consultant, Syrus Associates (business and marketing consulting firm).	66	From 1997 to present, Director, Old Mutual Advisor Funds II (23 portfolios); from 1997 to present, Director, Old Mutual Insurance Series Fund (7 portfolios).

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust, EQ Advisors Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Complex Overseen by Trustee†	Other Directorships Held by Trustee
Independent Trustees (Continued)
David W. Fox c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (76)	Lead Independent Trustee	From January 2005 to present	Retired. From 1989 to 2000, Public Governor and from 1996-2000 Chairman of the Chicago Stock Exchange. From 1990-1995, Chairman and Chief Executive Officer, Northern Trust Company.	66	From 2004 to present, Director, Miami Corporation; from 1987 to present, Director of USG Corporation.

William M. Kearns, Jr. c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (72)	Trustee	From January 2005 to present	Retired. From 1994 to present, President, W.M. Kearns & Co., Inc. (private investment company); from 2002 to June 2007, Chairman and from 1998 to 2002, Vice Chairman, Keefe Managers, Inc. (money management firm).	66	From 1975 to present, Director, from 2005 to present, Lead Director, Selective Insurance Group, Inc.; from 1991 to present, Director, Transistor Devices, Inc. From 1999 to present, Advisory Director, Proudfoot PLC (N.A.) (consulting firm). From 2001 to present, Advisory Director, Gridley & Company LLC. From 2002 to present, Director, United States Shipping Corp.

Christopher P.A. Komisarjevsky c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (63)	Trustee	From January 2005 to present	From 2006 to present, Senior Counselor for (global communications consulting) APCO Worldwide® and a member of its International Advisory Counsel. From 1998 to 2004, President and Chief Executive Officer, Burson-Marsteller Worldwide (public relations). From 1996 to 1998, President and Chief Executive Officer, Burson-Marsteller U.S.A.	66	None

Harvey Rosenthal c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (65)	Trustee	From January 2005 to present	Retired. From 1997 to 2005, Consultant/ Director and from 1994 to 1996, President and Chief Operating Officer of Melville Corporation (now CVS Corporation).	66	From 1997 to present, Director, LoJack Corporation

Gary S. Schpero c/o AXA Enterprise Funds Trust 1290 Avenue of the Americas New York, New York (54)	Trustee	From January 2005 to present	Retired. Prior to January 1, 2000, Partner of Simpson Thacher & Bartlett (law firm) and Managing Partner of the Investment Management and Investment Company Practice Group.	66	None

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.
†	The registered investment companies in the fund complex include AXA Premier VIP Trust, EQ Advisors Trust and the Trust.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Steven M. Joenk 1290 Avenue of the Americas, New York, New York (49)	Trustee, Chairman, President and Chief Executive Officer	From January 2005 to present	From July 1999 to present, Senior Vice President of AXA Financial; from September 2004 to present, President of AXA Financial’s Funds Management Group; since 2004, Chairman and President of Enterprise Capital Management, Inc., Co-Chairman of Enterprise Funds Distributor, Inc. and a Director of 1740 Advisers, Inc., MONY Asset Management Inc., MONY Financial Resources of the Americas Limited (Jamaica), MONY International Life Insurance Co. (Argentina), MONY Bank & Trust Company of the Americas Ltd. (Cayman Islands) and MONY Consultoria de Correlagem de Seguros Ltd. (Brazil).

Patricia Louie, Esq. 1290 Avenue of the Americas, New York, New York (52)	Vice President, Secretary	From January 2005 to present	From May 2003 to present, Vice President and Associate General Counsel, AXA Financial and AXA Equitable; July 1999 to May 2003, Vice President and Counsel, AXA Financial and AXA Equitable.

Brian E. Walsh, 1290 Avenue of the Americas, New York, NY (40)	Chief Financial Officer and Treasurer	From June 2007 to present	From January 2005 to May 2007, Vice President and Controller of the Trust; from February 2003 to present, Vice President of AXA Financial and AXA Equitable.

Mary E. Cantwell 1290 Avenue of the Americas, New York, New York (46)	Vice President	From January 2005 to present	From February 2001 to present, Vice President, AXA Financial; from July 2004 to present, Director of Enterprise Capital Management, Inc.

Alwi Chan, 1290 Avenue of the Americas, New York, NY (33)	Vice President	From June 2007 to present	From May 2007 to present, Vice President, AXA Financial and AXA Equitable; from November 2005 to May 2007, Assistant Vice President, AXA Financial and AXA Equitable; from December 2002 to November 2005, Senior Investment Analyst of AXA Equitable.

James D. Kelly, 1290 Avenue of the Americas, New York, NY (39)	Controller	From June 2007 to present	From March 2006 to present, Assistant Vice President of AXA Financial and AXA Equitable; from July 2005 to February 2006, Assistant Treasurer, Lord Abbett & Co.; from July 2002 to June 2005, Director, Prudential Investments.

Carla Price, 1290 Avenue of the Americas, New York, NY (31)	Assistant Controller	From March 2007 to present	From February 2004 to present, Assistant Vice President of AXA Financial and AXA Equitable; from January 2003 to February 2004, Mutual Fund Manager of AXA Financial and AXA Equitable.

Joseph J. Paolo 1290 Avenue of the Americas, New York, New York (37)	Chief Compliance Officer	From May 2007 to present	From December 2005 to May 2007, Vice President of the Trust; from August 2005 to present, Vice President, AXA Financial and AXA Equitable and Deputy Chief Compliance Officer of AXA Financial’s Funds Management Group; from March 2004 to September 2005, Vice President, AXA Financial and AXA Equitable and Compliance Officer, AXA Funds Management Group; from May 2002 to March 2004, Compliance Director and Assistant Vice President, AXA Financial and AXA Equitable.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

Name, Address and Age	Position(s) Held With Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers (Continued)
Patricia A. Cox 1290 Avenue of the Americas, New York, New York (49)	Vice President and Anti-Money Laundering Compliance Officer	From November 2005 to present	From September 2001 to present, Senior Vice President of Operations for Enterprise Funds Distributors, Inc.

William MacGregor, Esq. 1290 Avenue of the Americas New York, New York (32)	Vice President and Assistant Secretary	From September 2006 to present	From May 2008 to present, Vice President and Counsel of AXA Equitable; from May 2007 to May 2008, Assistant Vice President and Counsel and from May 2006 to May 2007, Counsel of AXA Equitable; from March 2005 to April 2006, Associate Attorney, Sidley Austin LLP; from September 2003 to February 2005, Contract Attorney, Prudential Financial, Inc.

Armando Capasso, Esq. 1290 Avenue of the Americas New York, New York (33)	Vice President and Assistant Secretary	From December 2007 to present	From September 2007 to present, Counsel of AXA Equitable; from March 2005 to September 2007, Investment Management Associate, Drinker Biddle & Reath, LLP; from September 2004 to March 2005, Associate, Ballard Spahr Andrews & Ingersoll, LLP; and from September 2003 to August 2004, Judicial Law Clerk, Honorable Stanley R. Chesler, U.S. District Judge for the District of New Jersey.

Paraskevou Charalambous 1290 Avenue of the Americas New York, New York (45)	Assistant Secretary	From November 2005 to present	From March 2000 to present, Senior Legal Assistant for AXA Equitable.

David Shagawat 1290 Avenue of the Americas, New York, New York (33)	Assistant Anti-Money Laundering Compliance Officer	From November 2005 to present	From August 2005 to present, Associate Compliance Officer, AXA Equitable; from June 2004 to August 2005, Fiduciary Oversight Analyst, Citigroup Asset Management; from April 2002 to June 2004, Project Manager, AllianceBernstein LP.

*	Affiliated with the Manager and Distributors.
**	Each Trustee serves until his or her resignation or retirement. Each officer is elected on an annual basis.

PROXY VOTING INFORMATION (UNAUDITED)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling a toll-free number at 1-800-432-4320 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2007 is available (i) on the Funds’ website at www.axaenterprise.com and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

QUARTERLY FUND HOLDINGS INFORMATION (UNAUDITED)

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Securities and Exchange Commission’s website at http://www.sec.gov and may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not required.

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	The registrant’s code of ethics required by Item 2 – not required.

(a)(2)	Certifications required by Item 11(a)(2) are filed herewith.

(a)(3)	Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – not applicable.

(b)	Certifications required by Item 11(b) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Enterprise Funds Trust

/s/ Steven M. Joenk

Steven M. Joenk

President and Chief Executive Officer

June 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Steven M. Joenk

Steven M. Joenk

Chief Executive Officer

June 30, 2008

/s/ Brian Walsh

Brian Walsh

Chief Financial Officer

June 30, 2008